Schedule of Accounts Receivable (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 1	$ 32,641,851
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 2	83,414,977
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 3	(8,828,173)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 4	(60,698,679)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 5	23,813,678
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 6	$ 22,716,298